Capital Management (Details) - Schedule of Gearing Ratios - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Gearing Ratios [Abstract]
Total borrowings	$ 25,089,421	$ 23,853,619
Less: Cash and cash equivalents	(5,306,857)	(22,996,377)
Net debt	19,782,564	857,242
Total equity	54,151,733	28,543,183
Total capital	$ 73,934,297	$ 29,400,425
Gearing ratio	27.00%	3.00%